LEASES (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of Cumulative Effect of Changes made to Balance Sheet and Lease Related Accounts

The lease related accounts as of June 30, 2020 were as follows:

June 30, 2020
Other non-current assets	$7,818
Other accounts payable and accrued expenses	$(3,753)
Other long-term payables	$(3,958)

Schedule of Components of Lease Expense and Supplemental Cash Flow Information

The components of lease expense and supplemental cash flow information related to leases for the six months ended June 30, 2020 were as follows:

Six months ended June 30, 2020

Components of lease expense
Operating lease cost	$2,689
Short-term lease	$10
Total lease expenses	$2,699

Six months ended June 30, 2020

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$2,683

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$267

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of June 30, 2020 were as follows:

The remainder of 2020	2,709
2021	2,101
2022	1,637
2023	1,085
2024	285
2025 and thereafter	811
Total operating lease payments	8,628
Less: imputed interest	917
Present value of lease liability	$7,711